Non-cash stock-based compensation - Calyxt Equity Summary of assumptions Vesting Details (Detail) - Calyxt Inc. [member] - Stock options [member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted-Average fair values of stock options granted	$ 0.86	$ 4.54
Share entitlement per options	$ 1	$ 1
Vesting conditions	Service	Service
Vesting period	Graded	Graded
Bottom of Range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	1.90%	0.60%
Exercise price	$ 0.3	$ 4.22
Grant date share fair value	$ 0.3	$ 4.22
Expected volatility	89.70%	80.10%
Expected term (in years)	5.50	5.5
Top of Range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	3.50%	1.10%
Exercise price	$ 1.42	$ 9.38
Grant date share fair value	$ 1.42	$ 9.38
Expected volatility	92.80%	82.00%
Expected term (in years)	6.89	6.5